Leases	12 Months Ended
Dec. 31, 2022
Leases
Leases

8.  Leases

The Company mainly leases commercial space for its relaxation salon from external third parties, which are either operated by the Company or a franchisee and also enters into contracts with franchisees subleasing partial spaces of leased properties under the terms and conditions that are substantially the same as the head lease contracts. As of December 31, 2022, 2021 and 2020, the Company had 235, 235 and 213 leased salons, respectively, of which 104, 115 and 130 salons, respectively were subleased.

Operating Leases

Lessee

There are no lease transactions classified as finance leases for the years ended December 31, 2022, 2021 and 2020.

The table below summarizes the components of operating lease costs related to operating leases for the year ended December 31, 2022, 2021 and 2020:

	Thousands of Yen
	2022	2021	2020
Fixed lease cost (a)	¥866,730	¥801,292	¥748,230
Variable lease cost (b)	40,661	33,167	24,484
Short-term cost	19,977	38,876	11,669
Total	¥927,368	¥873,335	¥784,383
(a)	This includes the amount of ¥429,419 thousand, ¥420,138 thousand and ¥478,225 thousand recoverable from sublessees for the years ended December 31, 2022, 2021 and 2020, respectively.
(b)	This includes the amount of ¥22,256 thousand, ¥17,838 thousand and ¥14,146 thousand recoverable from sublessees for the years ended December 31, 2022, 2021 and 2020, respectively.

There are no sale-and leaseback transactions conducted in the years ended December 31, 2022, 2021 and 2020.

Supplementary information on cash flow and other information for leasing activities for the year ended December 31, 2022, 2021 and 2020 are as follows:

	Thousands of Yen
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	¥938,095	¥881,822	¥797,623
Right-of-use assets obtained in exchange for lease liabilities	673,468	917,135	604,703
Weighted average remaining lease term (in years)	3.7	3.2	2.8
Weighted average discount rate	2.12%	1.64%	1.45%

Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to December 31, 2022 are as follows:

Thousands of Yen
Year ending December 31:
2023	¥703,355
2024	489,829
2025	315,433
2026	214,586
2027	129,131
2028 and thereafter	199,406
Total	2,051,741
Less: Interest component	(69,343)
Present value of minimum lease payments	¥1,982,398

The amount of ¥769,769 thousand and ¥1,212,629 thousand of the discounted present value of minimum lease payment are included in current portion of lease liability and lease liability — net of current portion, respectively, in the consolidated balance sheets.

Subleases

The Company leases space from commercial facility landlords which in turn it subleases to certain franchisees of its relaxation salons. Sublease revenues are as follows for the years ended December 31, 2022, 2021 and 2020, and included in franchise revenues:

	Thousands of Yen
	2022	2021	2020
Fixed sublease income	¥429,419	¥420,138	¥478,225
Variable sublease income	22,256	17,838	14,146
Total	¥451,676	¥437,976	¥492,371

Expected future minimum lease collections to be received under non-cancellable subleases subsequent to December 31, 2022 are as follows:

Thousands of Yen
Year ending December 31:
2023	¥303,457
2024	179,104
2025	91,584
2026	50,260
2027	28,342
2028 and thereafter	12,822
Total	¥665,569

There are no lease transactions classified as sale-type leases and direct financing leases for the years ended December 31, 2022, 2021 and 2020.